Condensed Consolidated Interim Statements of Changes in Equity - CAD ($) $ in Thousands	Share capital	Reserves	Deficit	Accumulated other comprehensive Income (loss)	Total
Balance at Jun. 30, 2022	$ 262,047	$ 21,945	$ (106,718)	$ (746)	$ 176,528
Balance (in shares) at Jun. 30, 2022	166,402,197
Share-based payment		1,135			1,135
Stock options exercised	$ 8,224	(2,967)			5,257
Stock options exercised (in shares)	5,750,000
Net loss for the period			(15,539)		(15,539)
Currency translation differences for foreign operations				2,489	2,489
Balance at Mar. 31, 2023	$ 270,271	20,113	(122,257)	1,743	169,870
Balance (in shares) at Mar. 31, 2023	172,152,197
Balance at Jun. 30, 2023	$ 272,419	35,888	(148,707)	(224)	159,376
Balance (in shares) at Jun. 30, 2023	172,752,197
Share-based payment		9,971			9,971
Shares issues under At-The-Market offering	$ 19,263				19,263
Shares issues under At-The-Market offering (in shares)	9,320,559
Share issuance costs	$ (1,504)				(1,504)
Stock options exercised	$ 266	(126)			140
Stock options exercised (in shares)	100,000
Net loss for the period			(30,289)		(30,289)
Currency translation differences for foreign operations				2,330	2,330
Balance at Mar. 31, 2024	$ 290,444	$ 45,733	$ (178,996)	$ 2,106	$ 159,287
Balance (in shares) at Mar. 31, 2024	182,172,756